SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS CROCI® U.S. Fund
DWS Digital Horizons Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Completion Fund I
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
Investors Cash Trust
DWS Treasury Portfolio
Deutsche DWS Variable Series I:
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI®International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Opportunities VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces similar disclosure in the “PART II: APPENDIX II-A – BOARD MEMBERS AND OFFICERS” section of the Statement of Additional Information for each fund.
Officers(3)
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Hepsen Uzcan(5) (1974) President and Chief Executive Officer, 2017-present
Managing Director, DWS; CEO of the Americas (since 2024), DWS; Head of Product
Americas, DWS (2021-present); Head of Fund Administration and Head of U.S. Mutual
Funds, DWS (2017-present); Vice President, DWS Service Company (2018-present);
President and Chief Executive Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017-present); Vice
President, DWS Investment Management Americas, Inc. (2023-present); formerly: Vice
President for the Deutsche funds (2016-2017); Assistant Secretary for the DWS funds
(2013-2019); Secretary, DWS USA Corporation (2018-2023); Assistant Secretary, DWS
Investment Management Americas, Inc. (2018-2023); Assistant Secretary, DWS Trust
Company (2018-2023); Assistant Secretary, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013-2020); Assis-
tant Secretary, DWS Distributors, Inc. (2018-2023); Head of Americas CEO Office,
DWS (2023-2024), Directorships: Director of DWS Service Company (2018-present);
Director of Episcopalian Charities of New York (2018-present); Interested Director of
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2020-present); Director of ICI Mutual Insurance Company
(2020-present); Director of DWS USA Corporation (2023-present); Director of DWS
Investment Management Americas, Inc. (2023-present); and Manager of DBX Advisors
LLC. (2023-present)

May 20, 2025
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Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
John Millette(6) (1962) Vice President and Secretary, 1999-present
Director, DWS; Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS
Investment Management Americas, Inc. (2015-present); Director and Vice President,
DWS Trust Company (2016-present); Secretary, DBX ETF Trust (2020-present); Vice
President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-
present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015-
2017); and Assistant Secretary, DBX ETF Trust (2019-2020)

Ciara Crawford(5) (1984) Assistant Secretary, 2019 - present
Vice President, DWS (2025-present); Fund Administration (Specialist), DWS (2015-
present); Secretary, DWS Service Company (2024-present); Assistant Secretary of
U.S. Mutual Funds, DWS (2019-present); Secretary, DWS USA Corporation (2024-
present); Assistant Secretary, DBX Advisors, LLC (2025-present); Assistant Secretary,
DWS Investment Management Americas, Inc. (2025-present); Assistant Clerk, DWS
Trust Company (2025-present); Assistant Secretary, DWS Distributors, Inc. (2025-
present); formerly, Assistant Vice President, DWS (2015-2025); Assistant Secretary
DWS Service Company (2018-2024); Assistant Secretary, DWS USA Corporation (2023-
2024); Secretary (2024-2025) and Assistant Secretary (2023-2024), DBX Advisors, LLC;
Secretary (2024-2025) and Assistant Secretary (2023-2024), DWS Investment Manage-
ment Americas, Inc.; Clerk (2024-2025) and Assistant Clerk (2023-2024), DWS Trust
Company; Secretary (2024-2025) and Assistant Secretary (2023-2024), DWS Distribu-
tors, Inc.; Legal Assistant at Accelerated Tax Solutions

Diane Kenneally(6) (1966) Chief Financial Officer and Trea- surer, 2018 – present
Director, DWS; Fund Administration Treasurer’s Office (Head since 2024), DWS; Trea-
surer, Chief Financial Officer and Controller, DBX ETF Trust (2019-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant
Treasurer for the DWS funds (2007-2018); and Co-Head of DWS Treasurer’s Office
(2018-2024)

Yvonne Wong(6) (1960) Assis- tant Treasurer, 2023-present	Vice President, DWS; Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (2023-present)
Sheila Cadogan(6) (1966) Assis- tant Treasurer, 2017- present
Director, DWS; Fund Administration Treasurer’s Office, Head of Accounting and Vendor
Oversight (since 2024), DWS; Director and Vice President, DWS Trust Company (2018-
present); Assistant Treasurer, DBX ETF Trust (2019-present); Assistant Treasurer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2018-present). Formerly: Co-Head of DWS Treasurer’s Office (2018-
2024)

Jeffrey Berry(6) (1959) Assistant Treasurer, since May 15, 2025
Director, DWS; Fund Administration (Senior Specialist), DWS; Financial and Regulatory
Reporting Oversight and Print, Publishing and Mail for DWS Funds; Assistant Treasurer,
DBX ETF Trust (2019-present)

Rob Benson(7) (1978) Chief Compliance Officer, since May 20, 2025
Director, DWS (since 2024); AFC & Compliance US (Senior Team Lead), DWS (since
2025); Vice President, DBX Advisors LLC (since 2025); and Chief Compliance Officer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (since 2025); formerly: Associate General Counsel DWS
Legal (2023-2025); Vice President and Senior Counsel, DWS Legal (2021-2023); and
Assistant Vice President and Counsel, DWS Legal (2017-2021)

Caroline Pearson(6) (1962) Chief Legal Officer, 2010- present
Managing Director, DWS; Legal (Regional Head of Legal, Americas), DWS (since 2024);
Assistant Secretary, DBX ETF Trust (2020-present); Chief Legal Officer, DBX Advisors
LLC (2019-present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present);
formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche
AM Service Company (2010-2017); Chief Legal Officer, DBX Strategic Advisors LLC
(2020-2021); and Legal (Senior Team Lead), DWS (2020-2024)

Christian Rijs(5) (1980) Anti-Money Laundering Compliance Officer, 2021- present
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML
Officer, DWS Trust Company (2021-present); AML Officer, DBX ETF Trust (2021-
present); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc.
and The Central and Eastern Europe Fund, Inc. (2021-present); AML Officer, DWS
Distributor, Inc. (2021-present); formerly: DWS UK & Ireland Head of Anti-Financial
Crime and MLRO

May 20, 2025
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Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Rich Kircher(5) (1962) Deputy Anti-Money Laundering Compliance Officer, since September 20, 2024
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, of DWS Invest-
ment Management Americas, Inc.; Deputy AML Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since
July 26, 2024); Deputy AML Officer, DBX ETF Trust (since August 13, 2024); Deputy
AML Officer, DWS Distributors, Inc. (since November 13, 2024); formerly: BSA & Sanc-
tions Compliance Officer for Putnam Investments

(1)
The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
(2)
A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
(3)
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
(4)
The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
(5)
Address: 875 Third Avenue, New York, New York 10022.
(6)
Address: 100 Summer Street, Boston, MA 02110.
(7)
Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Please Retain This Supplement for Future Reference
May 20, 2025
SAISTKR25-08